Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenue,,net	$ 2,586,673	$ 2,927,209	$ 6,315,457	$ 4,927,280	$ 8,171,355	$ 8,186,214
Cost of Revenue	1,933,984	2,001,592	4,700,562	3,429,896	6,710,727	6,275,189
Gross Profit	652,689	925,617	1,614,895	1,497,384	1,460,628	1,911,025
Operating Expenses:
Depreciation	12,716	5,951	23,451	12,598	25,196	34,832
Postage, Shipping and Freight	142,562	151,755	335,749	264,893	498,370	453,088
Marketing and Advertising	659,290	5,782	1,267,324	23,850	112,531	204,945
E Commerce Services, Commissions and Fees	309,610	252,848	725,737	419,267	887,274	763,182
Operating lease cost	30,480	34,079	60,959	68,158	121,917	117,841
Personnel Costs	461,700	232,869	759,193	499,604	1,128,652	1,274,894
General and Administrative	464,636	159,223	1,113,145	334,865	828,522	915,507
Total Operating Expenses	2,080,994	842,507	4,285,558	1,623,235	3,602,462	3,764,289
Net Operating Income (Loss)	(1,428,305)	83,110	(2,670,663)	(125,851)	(2,141,834)	(1,853,264)
Other Income (Expense)
Gain (loss) on Sale of Property and Equipment	20,345	464	20,345	464	464	16,295
Gain (Loss) on Derivatives	(16,294)	506,979	(12,107)	432,199	(828,614)	(180,552)
Gain on Settlement of Debt	49,317		963,366	2,172,646	5,060,704	67,623
Amortization of Debt Discount	(183,408)	(47,898)	(311,936)	(626,811)	(335,004)	(800,159)
Interest Expense	(193,904)	(147,693)	(308,811)	(270,787)	(568,540)	(1,129,789)
Total Other Income (Expense)	(323,944)	311,852	350,857	1,707,711	3,329,010	(2,026,582)
Net Income (Loss)	$ (1,752,249)	$ 394,962	$ (2,319,806)	$ 1,581,860	$ 1,187,176	$ (3,879,846)
Basic Weighted Average Shares Outstanding	2,614,311	763,214	2,282,792	660,668	1,084,324	86,542
Basic Income (Loss) per Share	$ (0.67)	$ 0.52	$ (1.02)	$ 2.39	$ 1.09	$ (44.83)
Diluted Weighted Average Shares Outstanding	2,614,311	51,179,725	2,282,792	51,077,179	6,070,030	86,542
Diluted (Loss) per Share	$ (0.67)	$ 0.00	$ (1.02)	$ 0.00	$ (0.37)	$ (44.83)
Net Operating Loss	$ (1,428,305)	$ 83,110	$ (2,670,663)	$ (125,851)	$ (2,141,834)	$ (1,853,264)